STOCKHOLDERS EQUITY (Details) (USD $)	9 Months Ended	1 Months Ended			9 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended
	Sep. 30, 2014	Apr. 30, 2014 IPO	Nov. 24, 2014 Subsequent event	Oct. 28, 2014 Subsequent event	Sep. 30, 2014 Group LP	Apr. 30, 2014 Class A common stock	Apr. 21, 2014 Class A common stock	Sep. 30, 2014 Class A common stock	Dec. 31, 2013 Class A common stock	Sep. 30, 2014 Class A common stock Group LP	Apr. 21, 2014 Class B common stock	Sep. 30, 2014 Class B common stock	Dec. 31, 2013 Class B common stock	Apr. 30, 2014 Class B common stock Maximum	Sep. 30, 2014 Class B common stock Maximum
STOCKHOLDERS EQUITY
Common Stock issued in connection with IPO (in shares)		7,475,000				15,263,653		7,483,442			36,158,698	36,158,698
Reorganization of equity structure (in shares)						7,699,851	7,699,851
Common Stock issued in connection with settlement of appreciation rights issued in prior years (in shares)						88,802
Common stock, shares issued								15,260,806	0			36,149,180	0
Common stock, shares outstanding								15,260,806	0	15,260,806		36,149,180	0
Ratio of subscription price to the initial public offering price of shares of common stock												0.00055
Aggregate number of shares of Class B common stock that may be converted into Class A common stock														20,000	20,000
Dividends payable ratio to outstanding shares of publicly traded common stock												0.00055
Number of shares of common stock to be issued upon exchange of a partnership unit						1		1	1
Number of units held by noncontrolling interest holders					38,993,858
Noncontrolling interests (as a percent)					72.00%
Special dividend declared (in dollars per share)				$ 1.00
Dividend declared (in dollars per share)	$ 0.20		$ 1.20	$ 0.20
Dividends declared during period (in dollars per share)	$ 0.20
Dividend paid (in dollars per share)					$ 0.20